QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
Revenues		$ 17,419	$ 12,719	$ 16,680	$ 17,439	$ 21,203	$ 19,456	$ 18,318	$ 18,560	$ 64,257	$ 77,537	$ 75,447
Income from continuing operations before income tax expense (benefit)		2,885	(4,270)	1,794	(1,310)	16,568	179	1,235	1,684	(901)	19,666	(14,442)
Income (loss) from operations, income tax expense (benefit)		140	(221)	(37)	2,585	3,574	(1,869)	(2,645)	295	2,467	(645)	2,661
Net income (loss)		21,602	(3,826)	2,053	1,501	14,387	(2,225)	(2,321)	2,444	21,330	12,285	(9,726)
Net income from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests		96	145	141	252	403	388	508	519	634	1,818	140
Other		27	19	64	(55)	112	104	20	119	55	355	(1,576)
Total net income (loss) from continuing operations attributable to noncontrolling interests		123	164	205	197	515	492	528	638	689	2,173	(1,436)
Net income attributable to AIG		21,479	(3,990)	1,836	1,297	13,853	(2,729)	(2,862)	1,796	20,622	10,058	(8,362)
Basic:
Income (loss) from continuing operations (in dollars per share)		$ 11.24	$ (1.99)	$ 1.03	$ (1.34)	$ 15.30	$ (6.23)	$ (1.52)	$ 2.26	$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)		$ 0.07	$ (0.11)	$ (0.03)	$ 1.65	$ 5.28	$ (13.85)	$ (19.56)	$ 0.42	$ 1.36	$ (1.04)	$ 19.14
Diluted:
Income (loss) from continuing operations (in dollars per share)		$ 11.24	$ (1.99)	$ 1.03	$ (1.34)	$ 15.30	$ (6.23)	$ (1.52)	$ 2.26	$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)		$ 0.07	$ (0.11)	$ (0.03)	$ 1.65	$ 5.28	$ (13.85)	$ (19.56)	$ 0.42	$ 1.36	$ (1.04)	$ 19.14
Weighted average shares outstanding:
Basic (in shares)		1,898,734,116	1,899,500,628	1,836,713,069	1,557,748,353	138,395,856	135,879,125	135,813,034	135,658,680	1,799,385,757	136,585,844	135,324,896
Diluted (in shares)		1,898,845,071	1,899,500,628	1,836,771,513	1,557,748,353	138,447,775	135,879,125	135,813,034	135,724,939	1,799,458,497	136,649,280	135,324,896
Noteworthy quarterly items income (expense):
Other-than-temporary impairments		(349)	(496)	(181)	(254)	(768)	(824)	(583)	(864)
Net gain (loss) on sale of divested businesses		2	(2)	(2)	(72)	19,430	4	205	(73)	(74)	19,566	(1,271)
Adjustment to federal and foreign deferred tax valuation allowance		19,410	(1,162)	588	(529)	(1,624)	20	(532)	775
Accelerated amortization of prepaid commitment fee asset						(705)	(762)	(76)	(162)
Reserve strengthening charge						(4,203)
Loss on the extinguishment of debt	484	484		(79)	(3,313)	(104)				(2,908)	(104)
Aircraft Leasing impairment charges, fair value adjustments and lease-related charges		(16)	(1,518)	(42)	(113)	(742)	(465)	(66)	(431)
Change in fair value
Change in fair value										15,264	20,539	17,226
AIA Group Limited (AIA)
Change in fair value
Change in fair value		1,021	(2,315)	1,521	1,062	(638)				15,264	20,539	17,226
Maiden Lane Interests
Change in fair value
Change in fair value		$ 218	$ (974)	$ (843)	$ 995	$ 459	$ 457	$ 478	$ 911